Subsequent event	3 Months Ended
Mar. 31, 2011
Subsequent event [Abstract]
Subsequent event
Note 15: Subsequent event

During April 2011, we acquired substantially all of the assets of Banker's Dashboard, LLC, for cash of $35 million plus 193,498 shares of our common stock to be issued at a later date. We funded the acquisition with cash on hand and a draw on our credit facility. Banker's Dashboard is a provider of online financial management tools that provide banks with daily access to their financial position and general ledger information. This acquisition extends the range of products and services we offer to our financial institution clients. Its results of operations will be included in our Financial Services segment. Related transaction costs expensed during the quarter ended March 31, 2011 were not significant.